Fair Value Financial Assets Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets:
Cash and Cash Equivalents	$ 118,000,000	[1]	$ 279,000,000	[1]
Other Temporary Investments	353,000,000		324,000,000
Risk Management Assets
Risk Management Assets	457,000,000		559,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,932,000,000		1,706,000,000
Total Assets	2,860,000,000		2,868,000,000
Liabilities:
Risk Management Liabilities	267,000,000		369,000,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	86,000,000		69,000,000		85,000,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(9,000,000)	[2],[3]	(15,000,000)	[2],[3]	(10,000,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	37,000,000	[2]	29,000,000	[2]	9,000,000	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(3,000,000)		0		0
Purchases, Issuances and Settlements	(16,000,000)	[4]	32,000,000	[4]	(3,000,000)	[4]
Transfers into Level 3	19,000,000	[5],[6]	1,000,000	[5],[6]	13,000,000	[5],[6]
Transfers out of Level 3	(4,000,000)	[6],[7]	(35,000,000)	[6],[7]	(12,000,000)	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	7,000,000	[8]	5,000,000	[8]	(13,000,000)	[8]
Ending Balance	117,000,000		86,000,000		69,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	457,000,000		559,000,000
Fair Value Liabilities	267,000,000		369,000,000
Counterparty Credit Risk	3.16%	[9]	3.97%	[9]
Level 1 [Member]
Assets:
Cash and Cash Equivalents	16,000,000	[1]	6,000,000	[1]
Other Temporary Investments	334,000,000		310,000,000
Risk Management Assets
Risk Management Assets	22,000,000		55,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,020,000,000		743,000,000
Total Assets	1,392,000,000		1,114,000,000
Liabilities:
Risk Management Liabilities	30,000,000		45,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	22,000,000		55,000,000
Fair Value Liabilities	30,000,000		45,000,000
Level 2 [Member]
Assets:
Cash and Cash Equivalents	1,000,000	[1]	1,000,000	[1]
Other Temporary Investments	8,000,000		5,000,000
Risk Management Assets
Risk Management Assets	565,000,000		968,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	901,000,000		953,000,000
Total Assets	1,475,000,000		1,927,000,000
Liabilities:
Risk Management Liabilities	499,000,000		925,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	565,000,000		968,000,000
Fair Value Liabilities	499,000,000		925,000,000
Level 3 [Member]
Assets:
Cash and Cash Equivalents	0	[1]	0	[1]
Other Temporary Investments	0		0
Risk Management Assets
Risk Management Assets	142,000,000		131,000,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	142,000,000		131,000,000
Liabilities:
Risk Management Liabilities	25,000,000		45,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	142,000,000		131,000,000
Fair Value Liabilities	25,000,000		45,000,000
Fair Value Inputs Other [Member]
Assets:
Cash and Cash Equivalents	101,000,000	[1]	272,000,000	[1]
Other Temporary Investments	11,000,000		9,000,000
Risk Management Assets
Risk Management Assets	(272,000,000)		(595,000,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	11,000,000		10,000,000
Total Assets	(149,000,000)		(304,000,000)
Liabilities:
Risk Management Liabilities	(287,000,000)		(646,000,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(272,000,000)		(595,000,000)
Fair Value Liabilities	(287,000,000)		(646,000,000)
2013 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			9,000,000
2013 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			16,000,000
2013 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			18,000,000
2014 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	4,000,000
2014 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	25,000,000
2014 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	27,000,000
2014 - 2016 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(3,000,000)
2014 - 2016 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			61,000,000
2014 - 2016 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			31,000,000
2015 - 2017 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(11,000,000)
2015 - 2017 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	37,000,000
2015 - 2017 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	60,000,000
2017 - 2018 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			(4,000,000)
2017 - 2018 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			16,000,000
2017 - 2018 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			13,000,000
2018 - 2019 [Member] | Level 1 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	(1,000,000)
2018 - 2019 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	7,000,000
2018 - 2019 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	14,000,000
2019 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			7,000,000
2019 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts			24,000,000
2020 - 2030 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	5,000,000
2020 - 2030 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals) [Abstract]
Maturity of Net Fair Value of Risk Management Contracts	19,000,000
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	440,000,000	[10],[11]	517,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	245,000,000	[10],[11]	292,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	440,000,000	[10],[11]	517,000,000	[10],[12]
Fair Value Liabilities	245,000,000	[10],[11]	292,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	22,000,000	[10],[11]	47,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	30,000,000	[10],[11]	45,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	22,000,000	[10],[11]	47,000,000	[10],[12]
Fair Value Liabilities	30,000,000	[10],[11]	45,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	549,000,000	[10],[11]	938,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	475,000,000	[10],[11]	838,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	549,000,000	[10],[11]	938,000,000	[10],[12]
Fair Value Liabilities	475,000,000	[10],[11]	838,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	142,000,000	[10],[11]	131,000,000	[10],[12]
Liabilities:
Risk Management Liabilities	22,000,000	[10],[11]	45,000,000	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	142,000,000	[10],[11]	131,000,000	[10],[12]
Fair Value Liabilities	22,000,000	[10],[11]	45,000,000	[10],[12]
Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(273,000,000)	[10],[11]	(599,000,000)	[10],[12]
Liabilities:
Risk Management Liabilities	(282,000,000)	[10],[11]	(636,000,000)	[10],[12]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(273,000,000)	[10],[11]	(599,000,000)	[10],[12]
Fair Value Liabilities	(282,000,000)	[10],[11]	(636,000,000)	[10],[12]
Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	132,000,000		124,000,000
Liabilities:
Risk Management Liabilities	22,000,000		38,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	132,000,000		124,000,000
Fair Value Liabilities	22,000,000		38,000,000
Energy Contracts [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	11.42	[13]	9.40	[13]
Forward Price Range High	120.72	[13]	111.97	[13]
FTRs [Member]
Risk Management Assets
Risk Management Assets	10,000,000		7,000,000
Liabilities:
Risk Management Liabilities	3,000,000		7,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	10,000,000		7,000,000
Fair Value Liabilities	3,000,000		7,000,000
FTRs [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(5.10)	[13]	(3.21)	[13]
Forward Price Range High	10.44	[13]	14.79	[13]
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	7,000,000	[10]	24,000,000	[10]
Liabilities:
Risk Management Liabilities	6,000,000	[10]	36,000,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	7,000,000	[10]	24,000,000	[10]
Fair Value Liabilities	6,000,000	[10]	36,000,000	[10]
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	8,000,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	8,000,000	[10]
Fair Value Liabilities	0	[10]	0	[10]
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	15,000,000	[10]	28,000,000	[10]
Liabilities:
Risk Management Liabilities	11,000,000	[10]	48,000,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	15,000,000	[10]	28,000,000	[10]
Fair Value Liabilities	11,000,000	[10]	48,000,000	[10]
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	3,000,000	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	3,000,000	[10]	0	[10]
Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(8,000,000)	[10]	(12,000,000)	[10]
Liabilities:
Risk Management Liabilities	(8,000,000)	[10]	(12,000,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(8,000,000)	[10]	(12,000,000)	[10]
Fair Value Liabilities	(8,000,000)	[10]	(12,000,000)	[10]
Interest Rate Foreign Currency Hedges [Member]
Liabilities:
Risk Management Liabilities	2,000,000		37,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	2,000,000		37,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Liabilities:
Risk Management Liabilities	2,000,000		37,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	2,000,000		37,000,000
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities	0		0
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets	4,000,000		4,000,000
Liabilities:
Risk Management Liabilities	14,000,000		4,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	4,000,000		4,000,000
Fair Value Liabilities	14,000,000		4,000,000
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0		0
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		0
Fair Value Liabilities	0		0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,000,000		2,000,000
Liabilities:
Risk Management Liabilities	11,000,000		2,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,000,000		2,000,000
Fair Value Liabilities	11,000,000		2,000,000
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0		0
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		0
Fair Value Liabilities	0		0
Fair Value Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	3,000,000		2,000,000
Liabilities:
Risk Management Liabilities	3,000,000		2,000,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	3,000,000		2,000,000
Fair Value Liabilities	3,000,000		2,000,000
Appalachian Power Co [Member]
Risk Management Assets
Risk Management Assets	38,119,000		65,320,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	40,869,000
Liabilities:
Risk Management Liabilities	19,133,000		35,174,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	10,979,000		1,971,000		5,131,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(3,568,000)	[2],[3]	(5,204,000)	[2],[3]	(2,154,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		23,000		(73,000)
Purchases, Issuances and Settlements	481,000	[4]	11,200,000	[4]	1,574,000	[4]
Transfers into Level 3	1,340,000	[5],[6]	1,392,000	[5],[6]	2,488,000	[5],[6]
Transfers out of Level 3	(925,000)	[6],[7]	(1,930,000)	[6],[7]	(3,003,000)	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	2,255,000	[8]	3,527,000	[8]	(1,992,000)	[8]
Ending Balance	10,562,000		10,979,000		1,971,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	38,119,000		65,320,000
Fair Value Liabilities	19,133,000		35,174,000
Appalachian Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	827,000		4,161,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	3,541,000
Liabilities:
Risk Management Liabilities	700,000		1,959,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	827,000		4,161,000
Fair Value Liabilities	700,000		1,959,000
Appalachian Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	54,837,000		167,414,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	54,837,000
Liabilities:
Risk Management Liabilities	49,533,000		160,216,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	54,837,000		167,414,000
Fair Value Liabilities	49,533,000		160,216,000
Appalachian Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	12,097,000		17,058,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	12,097,000
Liabilities:
Risk Management Liabilities	1,535,000		6,079,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	12,097,000		17,058,000
Fair Value Liabilities	1,535,000		6,079,000
Appalachian Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(29,642,000)		(123,313,000)
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	(29,606,000)
Liabilities:
Risk Management Liabilities	(32,635,000)		(133,080,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(29,642,000)		(123,313,000)
Fair Value Liabilities	(32,635,000)		(133,080,000)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	37,756,000	[10],[14]	65,018,000	[10],[14]
Liabilities:
Risk Management Liabilities	18,846,000	[10],[14]	33,819,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	37,756,000	[10],[14]	65,018,000	[10],[14]
Fair Value Liabilities	18,846,000	[10],[14]	33,819,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	827,000	[10],[14]	4,161,000	[10],[14]
Liabilities:
Risk Management Liabilities	700,000	[10],[14]	1,959,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	827,000	[10],[14]	4,161,000	[10],[14]
Fair Value Liabilities	700,000	[10],[14]	1,959,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	54,448,000	[10],[14]	166,916,000	[10],[14]
Liabilities:
Risk Management Liabilities	49,220,000	[10],[14]	158,665,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	54,448,000	[10],[14]	166,916,000	[10],[14]
Fair Value Liabilities	49,220,000	[10],[14]	158,665,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	12,097,000	[10],[14]	17,058,000	[10],[14]
Liabilities:
Risk Management Liabilities	1,535,000	[10],[14]	6,079,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	12,097,000	[10],[14]	17,058,000	[10],[14]
Fair Value Liabilities	1,535,000	[10],[14]	6,079,000	[10],[14]
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(29,616,000)	[10],[14]	(123,117,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(32,609,000)	[10],[14]	(132,884,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(29,616,000)	[10],[14]	(123,117,000)	[10],[14]
Fair Value Liabilities	(32,609,000)	[10],[14]	(132,884,000)	[10],[14]
Appalachian Power Co [Member] | Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	9,359,000		15,310,000
Liabilities:
Risk Management Liabilities	960,000		3,920,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	9,359,000		15,310,000
Fair Value Liabilities	960,000		3,920,000
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	13.04		9.40
Forward Price Range High	80.50		68.80
Appalachian Power Co [Member] | FTRs [Member]
Risk Management Assets
Risk Management Assets	2,738,000		1,748,000
Liabilities:
Risk Management Liabilities	575,000		2,159,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,738,000		1,748,000
Fair Value Liabilities	575,000		2,159,000
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(5.10)		(3.21)
Forward Price Range High	10.44		14.79
Appalachian Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	363,000	[10]	302,000	[10]
Liabilities:
Risk Management Liabilities	287,000	[10]	1,355,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	363,000	[10]	302,000	[10]
Fair Value Liabilities	287,000	[10]	1,355,000	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	389,000	[10]	498,000	[10]
Liabilities:
Risk Management Liabilities	313,000	[10]	1,551,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	389,000	[10]	498,000	[10]
Fair Value Liabilities	313,000	[10]	1,551,000	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Appalachian Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(26,000)	[10]	(196,000)	[10]
Liabilities:
Risk Management Liabilities	(26,000)	[10]	(196,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(26,000)	[10]	(196,000)	[10]
Fair Value Liabilities	(26,000)	[10]	(196,000)	[10]
Indiana Michigan Power Co [Member]
Risk Management Assets
Risk Management Assets	26,883,000		50,543,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,931,610,000		1,705,772,000
Total Assets	1,958,493,000		1,756,315,000
Liabilities:
Risk Management Liabilities	13,975,000		45,415,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	7,541,000		1,263,000		3,108,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(2,466,000)	[2],[3]	(3,554,000)	[2],[3]	(1,261,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		13,000		(47,000)
Purchases, Issuances and Settlements	390,000	[4]	7,734,000	[4]	847,000	[4]
Transfers into Level 3	911,000	[5],[6]	860,000	[5],[6]	1,531,000	[5],[6]
Transfers out of Level 3	(637,000)	[6],[7]	(1,144,000)	[6],[7]	(1,906,000)	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	1,425,000	[8]	2,369,000	[8]	(1,009,000)	[8]
Ending Balance	7,164,000		7,541,000		1,263,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	26,883,000		50,543,000
Fair Value Liabilities	13,975,000		45,415,000
Indiana Michigan Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	561,000		2,858,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,020,593,000		742,090,000
Total Assets	1,021,154,000		744,948,000
Liabilities:
Risk Management Liabilities	475,000		1,346,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	561,000		2,858,000
Fair Value Liabilities	475,000		1,346,000
Indiana Michigan Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	38,901,000		120,572,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	900,295,000		953,407,000
Total Assets	939,196,000		1,073,979,000
Liabilities:
Risk Management Liabilities	35,273,000		131,206,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	38,901,000		120,572,000
Fair Value Liabilities	35,273,000		131,206,000
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	8,205,000		11,717,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Total Assets	8,205,000		11,717,000
Liabilities:
Risk Management Liabilities	1,041,000		4,176,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	8,205,000		11,717,000
Fair Value Liabilities	1,041,000		4,176,000
Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(20,784,000)		(84,604,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,722,000		10,275,000
Total Assets	(10,062,000)		(74,329,000)
Liabilities:
Risk Management Liabilities	(22,814,000)		(91,313,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(20,784,000)		(84,604,000)
Fair Value Liabilities	(22,814,000)		(91,313,000)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	26,667,000	[10],[14]	50,343,000	[10],[14]
Liabilities:
Risk Management Liabilities	13,781,000	[10],[14]	24,960,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	26,667,000	[10],[14]	50,343,000	[10],[14]
Fair Value Liabilities	13,781,000	[10],[14]	24,960,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	561,000	[10],[14]	2,858,000	[10],[14]
Liabilities:
Risk Management Liabilities	475,000	[10],[14]	1,346,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	561,000	[10],[14]	2,858,000	[10],[14]
Fair Value Liabilities	475,000	[10],[14]	1,346,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	38,667,000	[10],[14]	120,242,000	[10],[14]
Liabilities:
Risk Management Liabilities	35,061,000	[10],[14]	110,621,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	38,667,000	[10],[14]	120,242,000	[10],[14]
Fair Value Liabilities	35,061,000	[10],[14]	110,621,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	8,205,000	[10],[14]	11,717,000	[10],[14]
Liabilities:
Risk Management Liabilities	1,041,000	[10],[14]	4,176,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	8,205,000	[10],[14]	11,717,000	[10],[14]
Fair Value Liabilities	1,041,000	[10],[14]	4,176,000	[10],[14]
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(20,766,000)	[10],[14]	(84,474,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(22,796,000)	[10],[14]	(91,183,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(20,766,000)	[10],[14]	(84,474,000)	[10],[14]
Fair Value Liabilities	(22,796,000)	[10],[14]	(91,183,000)	[10],[14]
Indiana Michigan Power Co [Member] | Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	6,348,000		10,516,000
Liabilities:
Risk Management Liabilities	651,000		2,693,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	6,348,000		10,516,000
Fair Value Liabilities	651,000		2,693,000
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	13.04		9.40
Forward Price Range High	80.50		68.80
Indiana Michigan Power Co [Member] | FTRs [Member]
Risk Management Assets
Risk Management Assets	1,857,000		1,201,000
Liabilities:
Risk Management Liabilities	390,000		1,483,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,857,000		1,201,000
Fair Value Liabilities	390,000		1,483,000
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(5.10)		(3.21)
Forward Price Range High	10.44		14.79
Indiana Michigan Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	216,000	[10]	200,000	[10]
Liabilities:
Risk Management Liabilities	194,000	[10]	931,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	216,000	[10]	200,000	[10]
Fair Value Liabilities	194,000	[10]	931,000	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	234,000	[10]	330,000	[10]
Liabilities:
Risk Management Liabilities	212,000	[10]	1,061,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	234,000	[10]	330,000	[10]
Fair Value Liabilities	212,000	[10]	1,061,000	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Indiana Michigan Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(18,000)	[10]	(130,000)	[10]
Liabilities:
Risk Management Liabilities	(18,000)	[10]	(130,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(18,000)	[10]	(130,000)	[10]
Fair Value Liabilities	(18,000)	[10]	(130,000)	[10]
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member]
Liabilities:
Risk Management Liabilities			19,524,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities			19,524,000
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Liabilities:
Risk Management Liabilities			0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities			0
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Liabilities:
Risk Management Liabilities			19,524,000
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities			19,524,000
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Liabilities:
Risk Management Liabilities			0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities			0
Indiana Michigan Power Co [Member] | Interest Rate Foreign Currency Hedges [Member] | Fair Value Inputs Other [Member]
Liabilities:
Risk Management Liabilities			0
Level 3 Quantitative Information [Abstract]
Fair Value Liabilities			0
Ohio Power Co [Member]
Risk Management Assets
Risk Management Assets	3,082,000		92,601,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	22,481,000		92,666,000
Liabilities:
Risk Management Liabilities	0		50,120,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	15,429,000		2,666,000		6,583,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(5,042,000)	[2],[3]	(7,452,000)	[2],[3]	(2,711,000)	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	328,000	[2]	5,401,000	[2]	7,741,000	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		28,000		(100,000)
Purchases, Issuances and Settlements	765,000	[4]	16,214,000	[4]	1,858,000	[4]
Transfers into Level 3	1,874,000	[5],[6]	1,909,000	[5],[6]	3,257,000	[5],[6]
Transfers out of Level 3	(1,303,000)	[6],[7]	(2,527,000)	[6],[7]	(4,032,000)	[6],[7]
Transfer of OPCo Generation to Parent	(12,051,000)
Changes in Fair Value Allocated to Regulated Jurisdiction	2,920,000	[8]	(810,000)	[8]	(9,930,000)	[8]
Ending Balance	2,920,000		15,429,000		2,666,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	3,082,000		92,601,000
Fair Value Liabilities	0		50,120,000
Ohio Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0		5,848,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	19,387,000		5,848,000
Liabilities:
Risk Management Liabilities	0		2,753,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		5,848,000
Fair Value Liabilities	0		2,753,000
Ohio Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	162,000		238,942,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	162,000		238,968,000
Liabilities:
Risk Management Liabilities	0		228,711,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	162,000		238,942,000
Fair Value Liabilities	0		228,711,000
Ohio Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	3,269,000		23,973,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	3,269,000		23,973,000
Liabilities:
Risk Management Liabilities	349,000		8,544,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	3,269,000		23,973,000
Fair Value Liabilities	349,000		8,544,000
Ohio Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(349,000)		(176,162,000)
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	(337,000)		(176,123,000)
Liabilities:
Risk Management Liabilities	(349,000)		(189,888,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(349,000)		(176,162,000)
Fair Value Liabilities	(349,000)		(189,888,000)
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	2,920,000	[10],[14]	92,185,000	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	48,217,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	2,920,000	[10],[14]	92,185,000	[10],[14]
Fair Value Liabilities	0	[10],[14]	48,217,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	5,848,000	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	2,753,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	5,848,000	[10],[14]
Fair Value Liabilities	0	[10],[14]	2,753,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	238,254,000	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	226,536,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	238,254,000	[10],[14]
Fair Value Liabilities	0	[10],[14]	226,536,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	3,269,000	[10],[14]	23,973,000	[10],[14]
Liabilities:
Risk Management Liabilities	349,000	[10],[14]	8,544,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	3,269,000	[10],[14]	23,973,000	[10],[14]
Fair Value Liabilities	349,000	[10],[14]	8,544,000	[10],[14]
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(349,000)	[10],[14]	(175,890,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(349,000)	[10],[14]	(189,616,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(349,000)	[10],[14]	(175,890,000)	[10],[14]
Fair Value Liabilities	(349,000)	[10],[14]	(189,616,000)	[10],[14]
Ohio Power Co [Member] | Energy Contracts [Member]
Risk Management Assets
Risk Management Assets	0		21,516,000
Liabilities:
Risk Management Liabilities	0		5,510,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		21,516,000
Fair Value Liabilities	0		5,510,000
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	0		9.40
Forward Price Range High	0		68.80
Ohio Power Co [Member] | FTRs [Member]
Risk Management Assets
Risk Management Assets	3,269,000		2,457,000
Liabilities:
Risk Management Liabilities	349,000		3,034,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	3,269,000		2,457,000
Fair Value Liabilities	349,000		3,034,000
Ohio Power Co [Member] | FTRs [Member] | Level 3 [Member]
Level 3 Quantitative Information [Abstract]
Forward Price Range Low	(5.10)		(3.21)
Forward Price Range High	10.44		14.79
Ohio Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	162,000	[10]	416,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	1,903,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	162,000	[10]	416,000	[10]
Fair Value Liabilities	0	[10]	1,903,000	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	162,000	[10]	688,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	2,175,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	162,000	[10]	688,000	[10]
Fair Value Liabilities	0	[10]	2,175,000	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Ohio Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	0	[10]	(272,000)	[10]
Liabilities:
Risk Management Liabilities	0	[10]	(272,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	(272,000)	[10]
Fair Value Liabilities	0	[10]	(272,000)	[10]
Public Service Co of Oklahoma [Member]
Risk Management Assets
Risk Management Assets	1,167,000		540,000
Liabilities:
Risk Management Liabilities	85,000		5,879,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	0		0		1,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	0	[2],[3]	0	[2],[3]	0	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0		0
Purchases, Issuances and Settlements	0	[4]	0	[4]	0	[4]
Transfers into Level 3	0	[5],[6]	0	[5],[6]	0	[5],[6]
Transfers out of Level 3	0	[6],[7]	0	[6],[7]	0	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	0	[8]	0	[8]	(1,000)	[8]
Ending Balance	0		0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,167,000		540,000
Fair Value Liabilities	85,000		5,879,000
Public Service Co of Oklahoma [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0		0
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		0
Fair Value Liabilities	0		0
Public Service Co of Oklahoma [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,162,000		1,699,000
Liabilities:
Risk Management Liabilities	81,000		7,038,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,162,000		1,699,000
Fair Value Liabilities	81,000		7,038,000
Public Service Co of Oklahoma [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0		0
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		0
Fair Value Liabilities	0		0
Public Service Co of Oklahoma [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	5,000		(1,159,000)
Liabilities:
Risk Management Liabilities	4,000		(1,159,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	5,000		(1,159,000)
Fair Value Liabilities	4,000		(1,159,000)
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	1,083,000	[10],[14]	515,000	[10],[14]
Liabilities:
Risk Management Liabilities	85,000	[10],[14]	5,879,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,083,000	[10],[14]	515,000	[10],[14]
Fair Value Liabilities	85,000	[10],[14]	5,879,000	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	0	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	0	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	0	[10],[14]
Fair Value Liabilities	0	[10],[14]	0	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,078,000	[10],[14]	1,657,000	[10],[14]
Liabilities:
Risk Management Liabilities	81,000	[10],[14]	7,021,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,078,000	[10],[14]	1,657,000	[10],[14]
Fair Value Liabilities	81,000	[10],[14]	7,021,000	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	0	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	0	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	0	[10],[14]
Fair Value Liabilities	0	[10],[14]	0	[10],[14]
Public Service Co of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	5,000	[10],[14]	(1,142,000)	[10],[14]
Liabilities:
Risk Management Liabilities	4,000	[10],[14]	(1,142,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	5,000	[10],[14]	(1,142,000)	[10],[14]
Fair Value Liabilities	4,000	[10],[14]	(1,142,000)	[10],[14]
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	84,000	[10]	25,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	84,000	[10]	25,000	[10]
Fair Value Liabilities	0	[10]	0	[10]
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	84,000	[10]	42,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	17,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	84,000	[10]	42,000	[10]
Fair Value Liabilities	0	[10]	17,000	[10]
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Public Service Co of Oklahoma [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	0	[10]	(17,000)	[10]
Liabilities:
Risk Management Liabilities	0	[10]	(17,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	(17,000)	[10]
Fair Value Liabilities	0	[10]	(17,000)	[10]
Southwestern Electric Power Co [Member]
Risk Management Assets
Risk Management Assets	1,179,000		695,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	18,420,000
Liabilities:
Risk Management Liabilities	0		1,128,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	0		0		2,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	0	[2],[3]	0	[2],[3]	0	[2],[3]
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	[2]	0	[2]	0	[2]
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	0		0		0
Purchases, Issuances and Settlements	0	[4]	0	[4]	0	[4]
Transfers into Level 3	0	[5],[6]	0	[5],[6]	0	[5],[6]
Transfers out of Level 3	0	[6],[7]	0	[6],[7]	0	[6],[7]
Changes in Fair Value Allocated to Regulated Jurisdiction	0	[8]	0	[8]	(2,000)	[8]
Ending Balance	0		0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,179,000		695,000
Fair Value Liabilities	0		1,128,000
Southwestern Electric Power Co [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	15,871,000
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		0
Fair Value Liabilities	0		0
Southwestern Electric Power Co [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,330,000		2,845,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	1,330,000
Liabilities:
Risk Management Liabilities	154,000		3,278,000
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,330,000		2,845,000
Fair Value Liabilities	154,000		3,278,000
Southwestern Electric Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0		0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	0
Liabilities:
Risk Management Liabilities	0		0
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0		0
Fair Value Liabilities	0		0
Southwestern Electric Power Co [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(151,000)		(2,150,000)
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	1,219,000
Liabilities:
Risk Management Liabilities	(154,000)		(2,150,000)
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(151,000)		(2,150,000)
Fair Value Liabilities	(154,000)		(2,150,000)
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	1,082,000	[10],[14]	671,000	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	1,128,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,082,000	[10],[14]	671,000	[10],[14]
Fair Value Liabilities	0	[10],[14]	1,128,000	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	0	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	0	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	0	[10],[14]
Fair Value Liabilities	0	[10],[14]	0	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	1,233,000	[10],[14]	2,804,000	[10],[14]
Liabilities:
Risk Management Liabilities	154,000	[10],[14]	3,261,000	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	1,233,000	[10],[14]	2,804,000	[10],[14]
Fair Value Liabilities	154,000	[10],[14]	3,261,000	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10],[14]	0	[10],[14]
Liabilities:
Risk Management Liabilities	0	[10],[14]	0	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10],[14]	0	[10],[14]
Fair Value Liabilities	0	[10],[14]	0	[10],[14]
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	(151,000)	[10],[14]	(2,133,000)	[10],[14]
Liabilities:
Risk Management Liabilities	(154,000)	[10],[14]	(2,133,000)	[10],[14]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	(151,000)	[10],[14]	(2,133,000)	[10],[14]
Fair Value Liabilities	(154,000)	[10],[14]	(2,133,000)	[10],[14]
Southwestern Electric Power Co [Member] | Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	97,000	[10]	24,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	97,000	[10]	24,000	[10]
Fair Value Liabilities	0	[10]	0	[10]
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	97,000	[10]	41,000	[10]
Liabilities:
Risk Management Liabilities	0	[10]	17,000	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	97,000	[10]	41,000	[10]
Fair Value Liabilities	0	[10]	17,000	[10]
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[10]	0	[10]
Liabilities:
Risk Management Liabilities	0	[10]	0	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	0	[10]
Fair Value Liabilities	0	[10]	0	[10]
Southwestern Electric Power Co [Member] | Commodity Hedges [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	0	[10]	(17,000)	[10]
Liabilities:
Risk Management Liabilities	0	[10]	(17,000)	[10]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[10]	(17,000)	[10]
Fair Value Liabilities	0	[10]	(17,000)	[10]
Cash [Member]
Assets:
Other Temporary Investments	250,000,000		241,000,000
Cash [Member] | Appalachian Power Co [Member]
Assets:
Cash and Cash Equivalents	2,750,000	[15]
Cash [Member] | Appalachian Power Co [Member] | Level 1 [Member]
Assets:
Cash and Cash Equivalents	2,714,000	[15]
Cash [Member] | Appalachian Power Co [Member] | Level 2 [Member]
Assets:
Cash and Cash Equivalents	0	[15]
Cash [Member] | Appalachian Power Co [Member] | Level 3 [Member]
Assets:
Cash and Cash Equivalents	0	[15]
Cash [Member] | Appalachian Power Co [Member] | Fair Value Inputs Other [Member]
Assets:
Cash and Cash Equivalents	36,000	[15]
Cash [Member] | Ohio Power Co [Member]
Assets:
Cash and Cash Equivalents	19,399,000	[15]	65,000	[15]
Cash [Member] | Ohio Power Co [Member] | Level 1 [Member]
Assets:
Cash and Cash Equivalents	19,387,000	[15]	0	[15]
Cash [Member] | Ohio Power Co [Member] | Level 2 [Member]
Assets:
Cash and Cash Equivalents	0	[15]	26,000	[15]
Cash [Member] | Ohio Power Co [Member] | Level 3 [Member]
Assets:
Cash and Cash Equivalents	0	[15]	0	[15]
Cash [Member] | Ohio Power Co [Member] | Fair Value Inputs Other [Member]
Assets:
Cash and Cash Equivalents	12,000	[15]	39,000	[15]
Cash [Member] | Southwestern Electric Power Co [Member]
Assets:
Cash and Cash Equivalents	17,241,000	[15]
Cash [Member] | Southwestern Electric Power Co [Member] | Level 1 [Member]
Assets:
Cash and Cash Equivalents	15,871,000	[15]
Cash [Member] | Southwestern Electric Power Co [Member] | Level 2 [Member]
Assets:
Cash and Cash Equivalents	0	[15]
Cash [Member] | Southwestern Electric Power Co [Member] | Level 3 [Member]
Assets:
Cash and Cash Equivalents	0	[15]
Cash [Member] | Southwestern Electric Power Co [Member] | Fair Value Inputs Other [Member]
Assets:
Cash and Cash Equivalents	1,370,000	[15]
Restricted Cash [Member]
Assets:
Other Temporary Investments	250,000,000	[1]	241,000,000	[1]
Restricted Cash [Member] | Level 1 [Member]
Assets:
Other Temporary Investments	231,000,000	[1]	227,000,000	[1]
Restricted Cash [Member] | Level 2 [Member]
Assets:
Other Temporary Investments	8,000,000	[1]	5,000,000	[1]
Restricted Cash [Member] | Level 3 [Member]
Assets:
Other Temporary Investments	0	[1]	0	[1]
Restricted Cash [Member] | Fair Value Inputs Other [Member]
Assets:
Other Temporary Investments	11,000,000	[1]	9,000,000	[1]
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	901,000,000		953,000,000
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	901,000,000		953,000,000
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	900,295,000		953,407,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	900,295,000		953,407,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Mutual Funds Fixed Income [Member]
Assets:
Other Temporary Investments	80,000,000		67,000,000
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets:
Other Temporary Investments	80,000,000		67,000,000
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets:
Other Temporary Investments	0		0
Mutual Funds Fixed Income [Member] | Fair Value Inputs Other [Member]
Assets:
Other Temporary Investments	0		0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,012,000,000	[16]	736,000,000	[16]
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,012,000,000	[16]	736,000,000	[16]
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[16]	0	[16]
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[16]	0	[16]
Domestic [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[16]	0	[16]
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,012,511,000	[16]	735,582,000	[16]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,012,511,000	[16]	735,582,000	[16]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[16]	0	[16]
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[16]	0	[16]
Domestic [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[16]	0	[16]
Mutual Funds Equity [Member]
Assets:
Other Temporary Investments	23,000,000	[16]	16,000,000	[16]
Mutual Funds Equity [Member] | Level 1 [Member]
Assets:
Other Temporary Investments	23,000,000	[16]	16,000,000	[16]
Mutual Funds Equity [Member] | Level 2 [Member]
Assets:
Other Temporary Investments	0	[16]	0	[16]
Mutual Funds Equity [Member] | Level 3 [Member]
Assets:
Other Temporary Investments	0	[16]	0	[16]
Mutual Funds Equity [Member] | Fair Value Inputs Other [Member]
Assets:
Other Temporary Investments	0	[16]	0	[16]
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	19,000,000	[17]	17,000,000	[17]
Cash and Cash Equivalents [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	8,000,000	[17]	7,000,000	[17]
Cash and Cash Equivalents [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Cash and Cash Equivalents [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Cash and Cash Equivalents [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	11,000,000	[17]	10,000,000	[17]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	18,804,000	[17]	16,783,000	[17]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	8,082,000	[17]	6,508,000	[17]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	[17]	0	[17]
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	10,722,000	[17]	10,275,000	[17]
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	609,000,000		648,000,000
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	609,000,000		648,000,000
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	608,875,000		647,918,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	608,875,000		647,918,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	37,000,000		35,000,000
Corporate Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	37,000,000		35,000,000
Corporate Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	36,782,000		35,399,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	36,782,000		35,399,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	255,000,000		270,000,000
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	255,000,000		270,000,000
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	254,638,000		270,090,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	254,638,000		270,090,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Fair Value Inputs Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0		0
Dedesignated Risk Management Contracts [Member]
Risk Management Assets
Risk Management Assets	6,000,000	[18]	14,000,000	[18]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	6,000,000	[18]	14,000,000	[18]
Dedesignated Risk Management Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	[18]	0	[18]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[18]	0	[18]
Dedesignated Risk Management Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	[18]	0	[18]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[18]	0	[18]
Dedesignated Risk Management Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	[18]	0	[18]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	0	[18]	0	[18]
Dedesignated Risk Management Contracts [Member] | Fair Value Inputs Other [Member]
Risk Management Assets
Risk Management Assets	6,000,000	[18]	14,000,000	[18]
Level 3 Quantitative Information [Abstract]
Fair Value Assets	$ 6,000,000	[18]	$ 14,000,000	[18]

[1]	Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[2]	Included in revenues on the statements of income.
[3]	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.
[4]	Represents the settlement of risk management commodity contracts for the reporting period.
[5]	Represents existing assets or liabilities that were previously categorized as Level 2.
[6]	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.
[7]	Represents existing assets or liabilities that were previously categorized as Level 3.
[8]	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.
[9]	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.
[10]	Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."
[11]	The December 31, 2013 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $4 million in 2014, $(11) million in periods 2015-2017 and $(1) million in periods 2018-2019; Level 2 matures $25 million in 2014, $37 million in periods 2015-2017, $7 million in periods 2018-2019 and $5 million in periods 2020-2030; Level 3 matures $27 million in 2014, $60 million in periods 2015-2017, $14 million in periods 2018-2019 and $19 million in periods 2020-2030. Risk management commodity contracts are substantially comprised of power contracts.
[12]	The December 31, 2012 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $9 million in 2013, $(3) million in periods 2014-2016 and $(4) million in periods 2017-2018; Level 2 matures $16 million in 2013, $61 million in periods 2014-2016, $16 million in periods 2017-2018 and $7 million in periods 2019-2030; Level 3 matures $18 million in 2013, $31 million in periods 2014-2016, $13 million in periods 2017-2018 and $24 million in periods 2019-2030. Risk management commodity contracts are substantially comprised of power contracts.
[13]	Represents market prices in dollars per MWh.
[14]	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.
[15]	Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.
[16]	Amounts represent publicly traded equity securities and equity-based mutual funds.
[17]	Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.
[18]	Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.